November 28, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Evergreen Equity Trust (the "Trust")
               Evergreen Equity Trust Growth and Income Funds
                 Evergreen Blue Chip Fund
                 Evergreen Equity Income Fund
                 Evergreen Growth and Income Fund
                 Evergreen Small Cap Value Fund
                 Evergreen Value Fund
              Evergreen Equity Trust  Sector Funds
                 Evergreen Utility Fund (the "Funds")
              Post-Effective Amendment No. 29 to Registration Statement
               Nos. 333-37453/811-08413


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 29 to Registration Statement
Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 22, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood